EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Number of Ordinary Shares
	December 31,
	2024	2025

Authorized share capital	5,000,000,000	20,000,000,000

Issued and paid-up share capital	1,336,670,575	2,610,814,390

	In USD and NIS Amounts
	December 31,
	2024	2025

Authorized share capital (in NIS)	500,000,000	2,000,000,000

Issued and paid-up share capital (in NIS)	133,667,057	261,081,439

Issued and paid-up share capital (in USD)	38,096,940	73,428,375

Schedule of Amounts Outstanding Under Employee Share Incentive Plan
	Year ended December 31,
	2023		2024		2025
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	89,871,858	0.44	150,429,825	0.32	141,634,245	0.32
Granted	64,855,380	0.18	23,190,000	0.20	212,760,000	0.01
Expired	(1,379,640)	0.68	(3,825,990)	0.53	(24,310,920)	0.25
Forfeited	(2,424,535)	0.21	(27,389,565)	0.23	(18,116,325)	0.25
Exercised	(493,238)	0.22	(770,025)	0.14	-	-
Outstanding at end of year*	150,429,825	0.32	141,634,245	0.32	311,967,000	0.12
Exercisable at end of year	51,970,635	0.54	88,080,600	0.40	81,825,600	0.39

Schedule of Options Outstanding by Exercise Price Range
	As of December 31,
	2024		2025
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 0.49	114,352,425	8.07	288,520,200	9.07
0.5-0.99	15,104,100	6.54	12,576,000	4.96
1.00-2.00	11,727,795	4.57	10,423,800	2.82
2.01-3.4	449,925	3.18	447,000	1.17
	141,634,245	7.60	311,967,000	8.68

Schedule of Assumptions Used to Value Options
	2023	2024	2025
Expected dividend yield	0%	0%	0%
Expected volatility	69%	73%	93%
Risk-free interest rate	4%	4%	4%
Expected life of options (in years)	6	6	6